Goodwill And Other Intangible Assets (Schedule Of Goodwill And Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Goodwill, cost, beginning balance	$ 257.1	$ 257.7
Goodwill, cost, disposals	(49.7)	(0.6)
Goodwill, cost, ending balance	207.4	257.1	257.7
Goodwill, net book value	207.4	257.1
Goodwill and other intangible assets, net book value	309.9	376.5
Other Intangible Assets, cost, beginning balance	426.0	783.6
Other Intangible Assets, cost, additions	2.6	3.4
Other Intangible Assets, cost, disposals	(173.0)	(361.0)
Other Intangible Assets, cost, impairment	(0.3)
Other Intangible Assets, cost, ending balance	255.3	426.0	783.6
Other Intangible Assets, accumulated amortization, beginning balance	(306.6)	(623.9)
Amortization expense	(15.9)	(28.4)	(40.5)
Other Intangible Assets, accumulated amortization, disposals	169.7	346.6
Other Intangible Assets, accumulated amortization, impairment	(0.3)	(0.9)	(30.6)	[1]
Other Intangible Assets, accumulated amortization, ending balance	(152.8)	(306.6)	(623.9)
Other Intangible Assets, net book value	102.5	119.4
Total, cost, beginning balance	683.1	1,041.3
Total, additions	2.6	3.4
Total, disposals	(222.7)	(361.6)
Total, impairment	0.3
Total, cost, ending balance	$ 462.7	$ 683.1	$ 1,041.3

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.